Related parties	12 Months Ended
Dec. 31, 2024
Disclosure Of Related Parties [Abstract]
Related parties	Related parties
a)Parent
The Bank’s direct controlling entity is Banco Bilbao Vizcaya Argentaria, S.A.
b)Key Management personnel
Key management personnel are those having the authority and responsibility for planning, managing and controlling the Bank’s activities, whether directly or indirectly.
Based on that definition, the Bank considers the members of the Board of Directors as key management personnel.
b.1) Remuneration of key management personnel
The key personnel of the Board of Directors received the following compensations for the years ended December 31, 2024, 2023 and 2022:

	December 31, 2024	December 31, 2023	December 31, 2022
Fees	559,642	566,411	613,267
Total	559,642	566,411	613,267
b.2) Balances and results arising from transactions with key management personnel

	Balances as of
	December 31, 2024	December 31, 2023
Loans
Credit cards	56,034	81,672
Overdrafts	1	—
Mortgage loans	1,078	3,114

Deposits	129,262	193,025

	Results
	December 31, 2024	December 31, 2023	December 31, 2022

Interest income	146,214	181,523	128,139
Interest expense	18,021	55,723	854
Fee and commission income	6,806	9,592	7,826
Fee and commission expense	1,608	1,829	3,533
Other operating expenses	2,416	3,144	4,679

Loans are granted on an arm’s length basis. All loans to key management personnel were classified as performing.
b.3) Balances and results arising from transactions with related parties (except key management personnel)

	Balances as of
Parent	December 31, 2024	December 31, 2023
Cash and deposits in banks	5,549,671	23,785,069
Other financial assets	88	247,378
Other liabilities	46,828,702	98,645,567
Derivatives (Liabilities)	2,651	—

Off-balance sheet transaction

Securities in custody (1)	3,075,895,648	1,875,949,266
Guarantees received	120,776,780	43,340,133
Guarantees granted (2)	86,978,395	34,278,568
Derivatives	518,388	—
(1)These balances represent the shares in custody of Banco BBVA Argentina SA held by BBVA and BBV América.
(2)These balances represent commercial guarantees granted.

	Results
	December 31, 2024	December 31, 2023	December 31, 2022

Interest income	—	1,921	—
Fee and commission income	223,058	21,550	3,079
Fee and commission expense	—	(718,064)	—
(Losses) Gains on financial assets and liabilities at fair value through profit or loss, net	(2,638)	(415,252)	(150,496)
Other operating income	57,796	69,314	63,174
Other administrative expenses	(28,328,441)	(111,204,350)	(89,428,699)

	Balances as of
Subsidiaries(1) / Associates / Joint Ventures	December 31, 2024	December 31, 2023
Loans and advances	116,885,234	59,992,599
Derivatives (Assets)	593,293	—
Other financial assets	2,959,252	954,173
Deposits	39,662,467	31,143,439
Other liabilities	1,679,936	2,883,532

Off-balance sheet transaction

Securities in custody	22,764,296	46,334,059
Guarantees received	167,855	—
Guarantees granted (3)	167,855	610,825

	Results
	December 31, 2024	December 31, 2023	December 31, 2022

Interest income	53,916,589	67,852,231	44,920,120
Fee and commission income	15,020,713	10,307,386	10,627,037
Interest expense	(3,337,615)	(10,823,638)	(2,811,381)
Fee and commission expense	(6,566,737)	(7,750,847)	(1,073,806)
(Losses) Gains on financial assets and liabilities at fair value through profit or loss, net	1,033,237	329,316	694,299
Exchange differences, net	23,584	2,877	—
Other operating income (2)	4,971,171	5,764,801	6,213,396
Other administrative expenses	(396,535)	(1,920,484)	207,656
Other operating expenses	(415)	—	—
(1)The transactions between BBVA and its subsidiaries included in the preceding table were eliminated for the purposes of consolidation in the Consolidated Financial Statements as of December 31, 2024 and 2023, respectively.
(2)Operating leases.
(3)These balances represent commercial guarantees granted.
Transactions have been agreed upon on an arm’s length basis. All loans to related parties were classified as performing.